Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 380,522	€ 367,620
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 7,720	€ 4,582
Expiration Date	2025-2029	2024-2028
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 127	€ 378
Expiration Date	2029	2028
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 372,675	€ 362,660